INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
(Herein called Investors Life)

SEPARATE ACCOUNT II
(formerly INA/PUTNAM SEPARATE ACCOUNT)

FINANCIAL STATEMENTS

December 31, 2020
Audited

This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account II variable annuity contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such variable annuity contracts.

Investors Life Insurance Company of North America

Administrative Offices: East Hartford, Connecticut

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Investors Life Insurance Company of North America
and the Contract Owners of
Investors Life Insurance Company of North America – Separate Account II

Opinion on the Financial Statements

We have audited the accompanying combined statement of net assets of the subdivisions comprising the Investors Life Insurance Company of North America – Separate Account II (the “Separate Account”) as of December 31, 2020, related individual statements of operations for the year then ended, individual statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the combined financial position of the Separate Account as of December 31, 2020, and the results of the related individual statements of operations for the year then ended, individual statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Dallas, Texas
February 18, 2021

We have served as the Separate Account’s auditor since 2016.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
COMBINED STATEMENT OF NET ASSETS

December 31, 2020

ASSETS

Investments at Fair Market Value (Notes 1, 2 and 9):
PUTNAM DIVISIONS
Money Market Fund	47,749	qualified shares	( Cost	$47,749)	$47,749
	379,562	non-qualified shares	( Cost	$379,562)	379,562
High Yield Fund	52,837	non-qualified shares	( Cost	$310,898)	312,791
Equity Income Fund	852	qualified shares	( Cost	$11,681)	22,440
	17,681	non-qualified shares	( Cost	$163,076)	465,716
Income Fund	5,749	non-qualified shares	( Cost	$38,665)	41,628
PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market Fund	770,715	non-qualified shares	( Cost	$770,715)	770,715
Putnam Variable Trust Equity Income Fund	64,653	non-qualified shares	( Cost	$1,522,685)	1,667,418
Putnam Variable Trust Income Fund	52,487	non-qualified shares	( Cost	$778,816)	608,849
Total Assets					$4,316,868

NET ASSETS

Net Assets (Notes 3 and 7):
PUTNAM DIVISIONS

Money Market Fund	13,258	qualified accumulation units outstanding	($3.601639	Per Unit )	$47,749
	104,337	non-qualified accumulation units outstanding	($3.637842	Per Unit )	379,562
High Yield Fund	27,195	non-qualified accumulation units outstanding	($11.501783	Per Unit )	312,791
Equity Income Fund	690	qualified accumulation units outstanding	($32.522237	Per Unit )	22,440

	14,217	non-qualified accumulation units outstanding	($32.757673	Per Unit )	465,716
Income Fund	3,102	non-qualified accumulation units outstanding	($13.419804	Per Unit )	41,628
PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market Fund	257,820	non-qualified accumulation units outstanding	($2.989352	Per Unit )	770,715
Putnam Variable Trust Equity Income Fund	119,610	non-qualified accumulation units outstanding	($13.940458	Per Unit )	1,667,418
Putnam Variable Trust Income Fund	66,810	non-qualified accumulation units outstanding	($9.113145	Per Unit )	608,849
Net Assets					$4,316,868

The accompanying notes are an integral part of these financial statements

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
INDIVIDUAL STATEMENTS OF OPERATIONS

Year Ended December 31, 2020

	PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non-Qualified
Investment Income:
Dividends	$180	$1,323	$13,975

Expenses:

Mortality risk and expense fees guarantees (Notes 1 and 3)	490	3,614	2,766
Investment income (loss)	(310)	(2,291)	11,209
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized capital gain distributions	0	0	0
Net realized gain (loss) on investments	0	0	16
Total net realized gain (loss) on investments	0	0	16
Change in unrealized appreciation (depreciation) in value of investments	0	0	2,275
Net realized and unrealized gain (loss) on investments	0	0	2,291
Net Increase (Decrease) in Net Assets from Operations:	$(310)	$(2,291)	$13,500

The accompanying notes are an integral part of these financial statements

			PUTNAM VARIABLE TRUST DIVISIONS
			Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
Equity Income Fund Qualified	Equity Income Fund Non-Qualified	Income Fund Non-Qualified	Money Market Fund Non-Qualified	Equity Income Fund Non-Qualified	Income Fund Non-Qualified
$340	$6,661	$2,172	$1,873	$32,738	$34,178
200	3,852	402	7,354	14,458	5,640
140	2,809	1,770	(5,481)	18,280	28,538
957	19,855	72	0	102,533	0
657	33	292	0	21,546	191
1,614	19,888	364	0	124,079	191
(1,037)	(1,233)	359	0	(71,971)	383
577	18,655	723	0	52,108	574
$717	$21,464	$2,493	$(5,481)	$70,388	$29,112

The accompanying notes are an integral part of these financial statements

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31, 2020

PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non- Qualified
Investment Operations:
Investment income (loss) – net	$(310)	$(2,291)	$11,209
Realized capital gain distributions	0	0	0
Net realized gain (loss) on investments	0	0	16
Change in unrealized appreciation (depreciation) in value of investments	0	0	2,275
Net increase (decrease) in net assets from operations	(310)	(2,291)	13,500
Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)	0	0	0
Net contract surrenders and transfers out (Note 3)	(4,506)	(28)	0
Benefit payments to annuitants	0	0	0
Net increase (decrease) from accumulation unit transactions	(4,506)	(28)	0
Net increase (decrease) in net assets	(4,816)	(2,319)	13,500
Net Assets:
Net assets at December 31, 2019	52,565	381,881	299,291
Net assets at December 31, 2020	$47,749	$379,562	$312,791

Year Ended December 31, 2019

PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non- Qualified
Investment Operations:
Investment income (loss) – net	$544	$4,054	$11,604
Realized capital gain distributions	0	0	0
Net realized gain (loss) on investments	0	0	5
Change in unrealized appreciation (depreciation) in value of investments	0	0	22,691
Net increase (decrease) in net assets from operations	544	4,054	34,300
Accumulation Unit Transactions:
Net contract considerations and transfers in (Note 3)	0	0	0
Net contract surrenders and transfers out (Note 3)	(4,645)	(21)	0
Benefit payments to annuitants	0	(46,747)	0
Net increase (decrease) from accumulation unit transactions	(4,645)	(46,768)	0
Net increase (decrease) in net assets	(4,101)	(42,714)	34,300
Net Assets:
Net assets at December 31, 2018	56,666	424,595	264,991
Net assets at December 31, 2019	$52,565	$381,881	$299,291

The accompanying notes are an integral part of these financial statements

			PUTNAM VARIABLE TRUST DIVISIONS
			Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
Equity Income Fund Qualified	Equity Income Fund Non-Qualified	Income Fund Non-Qualified	Money Market Fund Non-Qualified	Equity Income Fund Non-Qualified	Income Fund Non-Qualified
$140	$2,809	$1,770	$(5,481)	$18,280	$28,538
957	19,855	72	0	102,533	0
657	33	292	0	21,546	191
(1,037)	(1,233)	359	0	(71,971)	383
717	21,464	2,493	(5,481)	70,388	29,112
0	0	0	0	0	0
0	(9)	0	(334)	(102,420)	(109)
(3,114)	0	(4,453)	(3,194)	(6,455)	(2,123)
(3,114)	(9)	(4,453)	(3,528)	(108,875)	(2,232)
(2,397)	21,455	(1,960)	(9,009)	(38,487)	26,880
24,837	444,261	43,588	779,724	1,705,905	581,969
$22,440	$465,716	$41,628	$770,715	$1,667,418	$608,849

			PUTNAM VARIABLE TRUST DIVISIONS
			Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
Equity Income Fund Qualified	Equity Income Fund Non-Qualified	Income Fund Non-Qualified	Money Market Fund Non-Qualified	Equity Income Fund Non-Qualified	Income Fund Non-Qualified
$115	$2,040	$1,284	$7,014	$24,902	$19,174
591	10,575	349	0	124,391	0
1,028	102	208	0	2,750	(2,114)
4,253	86,389	2,439	0	241,058	44,962
5,987	99,106	4,280	7,014	393,101	62,022
0	0	0	0	0	0
0	(8)	(1)	(42,215)	(233)	(52,272)
(3,276)	0	(4,543)	(31,816)	(28,630)	(2,121)
(3,276)	(8)	(4,544)	(74,031)	(28,863)	(54,393)
2,711	99,098	(264)	(67,017)	364,238	7,629
22,126	345,163	43,852	846,741	1,341,667	574,340
$24,837	$444,261	$43,588	$779,724	$1,705,905	$581,969

The accompanying notes are an integral part of these financial statements

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT II
(formerly INA/PUTNAM SEPARATE ACCOUNT)

NOTES TO FINANCIAL STATEMENTS

Year Ended December 31, 2020

NOTE 1. Organization

Investors Life Insurance Company of North America – Separate Account II (formerly INA/PUTNAM Separate Account) (the “Separate Account”), a separate account of Investors Life Insurance Company of North America (“Investors Life”), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has four specific Putnam Divisions which correspond to four Putnam mutual funds (the “Putnam Funds”) and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (and, collectively, the “Funds”). Each Putnam Division may contain two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Money Market Fund, Putnam High Yield Fund, Putnam Equity Income Fund and Putnam Income Fund (the “Putnam Divisions”). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Equity Income Fund and Putnam Variable Trust Income Fund (the “Putnam Variable Trust Divisions”). The contract owners’ equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the “Code”), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

NOTE 2. Significant Accounting Policies

Following is a summary of the significant accounting policies of the Separate Account: (a) investments are carried at fair value as discussed in Note 9; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; and (c) the cost of investments sold is determined on the last-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 through 6 with respect to income taxes. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these amounts.

The Separate Account qualifies as an investment company as defined by the Financial Accounting Standards Board's Accounting Standards Codification Topic 946 and, accordingly, the Separate Account follows the accounting and reporting guidance contained therein. The Separate Account's status as an investment company has not changed during the year ended December 31, 2020. The Separate Account has not provided financial support to any investee during the year ended December 31, 2020 and the Separate Account has no contractual obligations to provide financial support to any investee.

NOTE 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5) and to transfer from and to the General Account of Investors Life. Benefit payments to annuitants amounted to $19,339. The amounts of all transfers and surrenders for the year ended December 31, 2020 were as follows:

Transfers between Separate Account II Subdivisions	$0
Transfers to the General Account	$0
Surrenders from the Separate Account II Subdivisions	$107,406
Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

NOTE 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

NOTE 5. Effect of Revenue Ruling 81‑225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group ("CIGNA Funds"), pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transferred their Putnam Division contract values to the CIGNA Funds cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life’s exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

NOTE 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

NOTE 7. Accumulation Unit Transactions

Year Ended December 31, 2020

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2020 and units outstanding at December 31, 2020 were as follows:

		PUTNAM DIVISIONS
	Money Market Fund Qualified	Money Market Fund Non-Qualified	High Yield Fund Non-Qualified	Equity Income Fund Qualified	Equity Income Fund Non-Qualified	Income Fund Non-Qualified
Units outstanding at December 31, 2019	14,507	104,345	27,195	799	14,217	3,445
Units purchased and transfers in	0	0	0	0	0	0
Benefits, surrenders and transfers out	(1,249)	(8)	0	(109)	0	(343)
Units outstanding at December 31, 2020	13,258	104,337	27,195	690	14,217	3,102

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund Non-Qualified	Putnam Variable Trust Equity Income Fund Non-Qualified	Putnam Variable Trust Income Fund Non-Qualified
Units outstanding at December 31, 2019	258,994	128,551	67,061
Units purchased and transfers in	0	0	0
Benefits, surrenders and transfers out	(1,174)	(8,941)	(251)
Units outstanding at December 31, 2020	257,820	119,610	66,810

The accumulation units for five of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2020, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

	Accumulation Units	Aggregate Value	Monthly Annuity Units	Annuity Unit Value
Equity Income Fund - Qualified	690	$22,440	58	$5.9995997
Income Fund - Non-Qualified	3,102	$41,628	270	$3.6187954
Putnam Variable Trust Money Market Fund - Non-Qualified	9,422	$28,166	532	$0.7163345
Putnam Variable Trust Equity Income Fund - Non-Qualified	2,946	$41,069	272	$1.2283004
Putnam Variable Trust Income Fund - Non-Qualified	2,693	$24,542	119	$2.1358777

The number of monthly annuity units and related annuity unit value is calculated based upon the expected payout period as computed according to the Progressive Annuity Table with interest at the rate of 3 1/2% per annum. The mortality risk is fully borne by Investors Life and may result in additional amounts being transferred into the Separate Account by Investors Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Investors Life.

NOTE 8. Financial Highlights ‑ Expense Ratios and Net Investment Income Ratios

Year Ended December 31, 2020

A summary of unit values and units outstanding for variable annuity contracts, net assets, expense ratios, net investment income ratios, and total return ratios, excluding expenses of the underlying funds and expenses charged through redemption of units, for each of the five periods ended below were as follows:

PUTNAM DIVISIONS
Money Market Fund Qualified		Net Assets			Investment		Money Market Fund Non-Qualified		Net Assets			Investment
	Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return
12/31/20	13,258	$3.601639	$48	0.95%	0.35%	-0.60%	12/31/20	104,337	$3.637842	$380	0.95%	0.35%	-0.60%
12/31/19	14,507	$3.623399	$53	0.95%	1.92%	0.97%	12/31/19	104,345	$3.659787	$382	0.95%	1.93%	0.98%
12/31/18	15,791	$3.588473	$57	0.95%	1.57%	0.62%	12/31/18	117,147	$3.624470	$425	0.95%	1.72%	0.77%
12/31/17	17,861	$3.566355	$64	0.95%	0.64%	-0.31%	12/31/17	31,037	$3.601656	$112	0.95%	0.63%	-0.32%
12/31/16	20,259	$3.577031	$72	0.95%	0.04%	-0.91%	12/31/16	38,842	$3.612522	$140	0.95%	0.04%	-0.91%

High Yield Trust Non-Qualified		Net Assets			Investment		High Yield Fund Non-Qualified		Net Assets			Investment
	Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return
12/31/20	N/A	N/A	N/A	N/A	N/A	N/A	12/31/20	27,195	$11.501783	$313	0.95%	4.80%	4.64%
12/31/19	N/A	N/A	N/A	N/A	N/A	N/A	12/31/19	27,195	$11.005372	$299	0.95%	5.01%	11.99%
12/31/18	N/A	N/A	N/A	N/A	N/A	N/A	12/31/18	27,195	$9.744114	$265	0.95%	4.86%	-2.89%
12/31/17	N/A	N/A	N/A	0.95%	8.36%	8.29%	12/31/17	49,759	$10.321110	$514	0.95%	4.99%	4.73%
12/31/16	35,988	$14.683597	$528	0.95%	5.31%	13.16%	12/31/16	N/A	N/A	N/A	N/A	N/A	N/A

Equity Income Fund Qualified		Net Assets			Investment		Equity Income Fund Non-Qualified		Net Assets			Investment
	Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return
12/31/20	690	$32.522237	$22	0.95%	1.62%	3.40%	12/31/20	14,217	$32.757673	$466	0.95%	1.64%	5.29%
12/31/19	799	$31.085555	$25	0.95%	1.43%	25.17%	12/31/19	14,217	$31.248574	$444	0.95%	1.46%	24.99%
12/31/18	917	$24.128684	$22	0.95%	1.90%	-8.49%	12/31/18	14,218	$24.276497	$345	0.95%	1.97%	-9.14%
12/31/17	1,043	$26.590471	$28	0.95%	1.68%	16.37%	12/31/17	14,218	$26.739675	$380	0.95%	1.48%	16.34%
12/31/16	1,176	$22.601930	$27	0.95%	1.52%	11.82%	12/31/16	22,643	$22.805889	$516	0.95%	1.53%	12.00%

Investors Fund Qualified		Net Assets			Investment		Investors Fund Non-Qualified		Net Assets			Investment
	Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return
12/31/20	N/A	N/A	N/A	N/A	N/A	N/A	12/31/20	N/A	N/A	N/A	N/A	N/A	N/A
12/31/19	N/A	N/A	N/A	N/A	N/A	N/A	12/31/19	N/A	N/A	N/A	N/A	N/A	N/A
12/31/18	N/A	N/A	N/A	0.95%	0.70%	8.37%	12/31/18	N/A	N/A	N/A	0.95%	1.82%	7.20%
12/31/17	2,314	$27.182297	$63	0.95%	0.70%	20.31%	12/31/17	15,206	$24.028064	$365	0.95%	0.91%	20.81%
12/31/16	5,904	$22.024627	$130	0.95%	0.88%	8.01%	12/31/16	34,434	$19.718698	$679	0.95%	1.10%	10.69%

PUTNAM DIVISIONS Income Fund Non-Qualified		Net Assets			Investment
	Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return
12/31/20	3,102	$13.419804	$42	0.95%	5.13%	5.89%
12/31/19	3,445	$12.652620	$44	0.95%	3.87%	9.73%
12/31/18	3,818	$11.485476	$44	0.95%	3.50%	-0.55%
12/31/17	4,226	$11.544381	$49	0.95%	3.47%	4.90%
12/31/16	7,694	$11.010920	$85	0.95%	3.18%	1.02%

PUTNAM VARIABLE TRUST DIVISIONS
Putnam Variable Trust Money Market Fund Non-Qualified		Net Assets			Investment		Putnam Variable Trust Growth and Income Fund Non-Qualified		Net Assets			Investment
	Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return
12/31/20	257,820	$2.989352	$771	0.95%	0.24%	-0.71%	12/31/20	N/A	N/A	N/A	N/A	N/A	N/A
12/31/19	258,994	$3.010580	$780	0.95%	1.81%	0.86%	12/31/19	N/A	N/A	N/A	N/A	N/A	N/A
12/31/18	283,643	$2.985235	$847	0.95%	1.42%	0.47%	12/31/18	N/A	N/A	N/A	N/A	N/A	N/A
12/31/17	310,489	$2.971229	$923	0.95%	0.47%	-0.48%	12/31/17	N/A	N/A	N/A	0.95%	8.91%	-0.28%
12/31/16	318,529	$2.985475	$951	0.95%	0.01%	-0.94%	12/31/16	101,280	$15.212850	$1,541	0.95%	2.04%	12.15%

Putnam Variable Trust Equity Income Fund Non-Qualified		Net Assets			Investment		Putnam Variable Trust Income Fund Non-Qualified		Net Assets			Investment
	Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Income Ratio	Total Return
12/31/20	119,610	$13.940458	$1,667	0.95%	2.15%	4.63%	12/31/20	66,810	$9.113145	$609	0.95%	5.76%	4.90%
12/31/19	128,551	$13.270257	$1,706	0.95%	2.57%	25.59%	12/31/19	67,061	$8.678196	$582	0.95%	4.26%	10.69%
12/31/18	130,939	$10.246505	$1,342	0.95%	1.13%	-8.84%	12/31/18	73,588	$7.804806	$574	0.95%	3.30%	-0.60%
12/31/17	134,705	$11.277269	$1,519	0.95%	0.00%	19.13%	12/31/17	79,569	$7.851283	$625	0.95%	4.54%	4.80%
12/31/16	N/A	N/A	N/A	N/A	N/A	N/A	12/31/16	80,302	$7.483739	$601	0.95%	4.64%	1.28%

NOTE 9. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale. Fair value measurements are categorized into a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are described below:

Level 1:	Valuations based on quoted prices for identical securities in active markets.

Level 2:	Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3:	Valuations based on inputs that are unobservable and significant to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. There were no transfers between hierarchy levels during the year ended December 31, 2020.

Shares of open-ended publicly-traded mutual funds are valued at their closing bid prices each business day. Shares of Putnam Variable Trust Divisions are not publicly-traded and are valued at their net asset value (“NAV”) each business day based upon the number of shares outstanding. The NAV represents the price at which Putnam Variable Trust Divisions shares are issued and redeemed by the Putnam Variable Trust Divisions. Management has reviewed the volume of transactions within the Putnam Variable Trust Divisions and has concluded that such volumes qualify as an active market. The Separate Account considers all investments in mutual funds and Putnam Variable Trust Divisions to be Level 1 investments.

NOTE 10. Subsequent Events

For purposes of preparing the accompanying financial statements and the related notes, the Separate Account evaluated subsequent events through the date the financial statements were available for issuance on February 18, 2021.